Description of Organization and Business Operations - Additional Information (Details)				10 Months Ended
	Dec. 19, 2021 USD ($) $ / shares shares	May 28, 2021 USD ($) $ / shares shares	Dec. 17, 2017 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Number of consecutive trading days determining share price
State of incorporation				DE
Date of incorporation				Mar. 01, 2021
Gross proceeds from initial public offering				$ 225,400,000
Gross proceeds from private placement				7,155,000
Payment to acquire restricted investments		$ 230,000,000		$ 230,000,000
Cash deposited in Trust Account per share | $ / shares		$ 10.00
Term of restricted investments		185 days
Percentage of Public Shares that can be redeemed without prior consent				15.00%
Percentage of public shares to be redeemed in case business combination is not consummated				100.00%
Period to complete business combination from closing of initial public offering				24 months
Expenses payable on dissolution | shares				100,000
Actual amount per share to be maintained in the trust account | $ / shares				$ 10.00
Underwriting fee		$ 4,600,000		$ 4,600,000
Deferred underwriting fee payable		8,050,000		7,050,000
Other Offering Costs		548,430		548,430
Minimum netwoth needed to effect business combination	$ 5,000,001			5,000,001
Cash				889,323
Working capital (deficit)				1,984,816
Transaction costs related to initial public offering		13,198,430		$ 13,198,430
Subsequent To Initial Public Offering [Member]
Number of consecutive trading days determining share price
Deferred underwriting fee payable			$ 7,050,000
Deferred underwriting fees waived			1,000,000
Deferred underwrting fees payable before waive off			8,050,000
Transaction costs related to initial public offering			$ 12,198,430
Business Combination Agreement [Member] | Senti Business Combination [Member]
Number of consecutive trading days determining share price
Business acquisition, Equity interest issued or issuable, Value assigned	$ 240,000,000
Senti Support Agreement [Member]
Number of consecutive trading days determining share price
Number of hours following the effectiveness of the registration statement within which written consent shall be executed and delivered	48 days
Sponsor Support Agreement [Member]
Number of consecutive trading days determining share price
Lock up period to sell assign or transfer of any common stock	1 year
Sponsor Support Agreement [Member] | Lock Up Period [Member] | Share Price Greater Than Or Equal To Twelve USD [Member]
Number of consecutive trading days determining share price
Share Price | $ / shares	$ 12.00
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price	150 days
Minimum [Member]
Number of consecutive trading days determining share price
Number of operating businesses included in initial Business Combination				1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination				80.00%
Equity method investment ownership percentage				50.00%
Minimum [Member] | Business Combination Agreement [Member]
Number of consecutive trading days determining share price
Threshold available cash balance required for consummation of merger	$ 150,000,000
DYNS Sponsor [Member] | Non RedemptionAgreement [Member] | DYNS Founder Share [Member]
Number of consecutive trading days determining share price
Shares subject to forfeiture and cancellation | shares	965,728
Over-Allotment Option [Member]
Number of consecutive trading days determining share price
Common stock shares subscribed but not issued | shares				3,000,000
Private Placement [Member]
Number of consecutive trading days determining share price
Stock shares issued during the period | shares | shares				715,500
PIPE [Member] | Subscription Agreement [Member] | Additional Subscription Event [Member]
Number of consecutive trading days determining share price
Price per share sold | $ / shares	$ 10.00
Common Class A [Member]
Number of consecutive trading days determining share price
Gross proceeds from initial public offering		$ 230,000,000
Common stock, par value | $ / shares				$ 0.0001
Price per share sold | $ / shares		$ 10.00		$ 10.00
Common stock, shares outstanding | shares				715,500
Common Class A [Member] | Business Combination Agreement [Member] | Share Price Greater Than Or Equal To Fifteen USD [Member]
Number of consecutive trading days determining share price
Stock issued during period, Shares, Acquisitions | shares	1,000,000
Volume weighted average share price | $ / shares	$ 15.00
Number of trading days determining volume weighted average share price	20 days
Number of consecutive trading days determining volume weighted average share price	30 days
Anniversary period determining trading days	2 years
Common Class A [Member] | Business Combination Agreement [Member] | Share Price Greater Than Or Equal To Twenty USD [Member]
Number of consecutive trading days determining share price
Stock issued during period, Shares, Acquisitions | shares	1,000,000
Volume weighted average share price | $ / shares	$ 20.00
Number of trading days determining volume weighted average share price	20 days
Number of consecutive trading days determining volume weighted average share price	30 days
Anniversary period determining trading days	3 years
Common Class A [Member] | Business Combination Agreement [Member] | Senti Business Combination [Member]
Number of consecutive trading days determining share price
Common stock, par value | $ / shares	$ 0.0001
Common Class A [Member] | Non RedemptionAgreement [Member] | Investor Shares [Member]
Number of consecutive trading days determining share price
Shares, Outstanding | shares	8,109,337
Common Class A [Member] | Investor Rights Agreement [Member]
Number of consecutive trading days determining share price
Lock up period	1 year
Common Class A [Member] | Investor Rights Agreement [Member] | 12 Month Lock-Up [Member]
Number of consecutive trading days determining share price
Lock up period	18 months
Common Class A [Member] | Investor Rights Agreement [Member] | Share Price Greater Than Or Equal To Twelve USD [Member] | 12 Month Lock-Up [Member]
Number of consecutive trading days determining share price
Share Price | $ / shares	$ 12.00
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price	150 days
Common Class A [Member] | Investor Rights Agreement [Member] | Share Price Greater Than Or Equal To Twelve USD [Member] | 18 Month Lock-Up [Member]
Number of consecutive trading days determining share price
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price	330 days
Common Class A [Member] | Senti Support Agreement [Member]
Number of consecutive trading days determining share price
Lock up period	18 months
Lock up period based on meeting of certain criteria	12 months
General lock up period	12 months
Common Class A [Member] | Senti Support Agreement [Member] | Extended Lock Up Period [Member] | Share Price Greater Than Or Equal To Twelve USD [Member]
Number of consecutive trading days determining share price
Share Price | $ / shares	$ 12.00
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price	330 days
Common Class A [Member] | Senti Support Agreement [Member] | General Lock Up Period [Member] | Share Price Greater Than Or Equal To Twelve USD [Member]
Number of consecutive trading days determining share price
Share Price | $ / shares	$ 12.00
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price	150 days
Common Class A [Member] | IPO [Member]
Number of consecutive trading days determining share price
Stock shares issued during the period | shares | shares		23,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Number of consecutive trading days determining share price
Stock shares issued during the period | shares | shares		3,000,000
Common Class A [Member] | Private Placement [Member] | Sponsor [Member]
Number of consecutive trading days determining share price
Stock shares issued during the period | shares | shares		715,500
Gross proceeds from private placement		$ 7,155,000
Price per share sold | $ / shares		$ 10.00
Common Class A [Member] | PIPE [Member] | Subscription Agreement [Member]
Number of consecutive trading days determining share price
Common stock shares subscribed but not issued | shares	6,680,000
Price per share sold | $ / shares	$ 10.00
Common stock, Value, Subscriptions	$ 66,800,000
Common Class B [Member]
Number of consecutive trading days determining share price
Common stock, par value | $ / shares				$ 0.0001
Common stock, shares outstanding | shares				5,750,000
Common Class B [Member] | DYNS Sponsor [Member]
Number of consecutive trading days determining share price
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares outstanding | shares	5,750,000